Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of Financial Assets
The environmental trust funds consist of:

	SA Rand
Figures in million	2020	2019

Fixed deposits	2 632	2 015
Cash and cash equivalents	66	30
Equity-linked deposits	815	1 228

Total environmental trust funds	3 513	3 273

	SA Rand
Figures in million	2020	2019

Investments held by environmental trust funds	3 513	3 273
Investments held by the Social Trust Fund	22	28

Total restricted investments	3 535	3 301
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2020

Financial assets

Restricted cash	169	—	—	—	—	—
Restricted investments	2 698	—	—	—	837	—
Other non-current assets	5	77	—	—	306	—
Non-current derivative financial instruments	—	—	15	35	—	—
- Rand gold hedging contracts	—	—	10	—	—	—
- US$ gold hedging contracts	—	—	5	—	—	—
- US$ silver contracts	—	—	—	5	—	—
- Foreign exchange contracts	—	—	—	30	—	—
- Rand gold derivative contracts	—	—	—	—	—	—
Current derivative financial instruments	—	—	12	6	—	—
- Rand gold hedging contracts	—	—	9	—	—	—
- US$ gold hedging contracts	—	—	3	—	—	—
- US$ silver contracts	—	—	—	6	—	—
Trade and other receivables	804	—	—	—	—	—
Cash and cash equivalents	6 357	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	813	66	—	—
- Rand gold hedging contracts	—	—	717	—	—	—
- US$ gold hedging contracts	—	—	96	—	—	—
- US$ silver contracts	—	—	—	1	—	—
- Foreign exchange contracts	—	—	—	65	—	—
Current derivative financial instruments	—	—	3 169	955	—	—
- Rand gold hedging contracts	—	—	2 909	—	—	—
- US$ gold hedging contracts			260	—	—	—
- US$ silver contracts	—	—	—	3	—	—
- Foreign exchange contracts	—	—	—	695	—	—
- Rand gold derivative contracts	—	—	—	257	—	—
Borrowings	—	—	—	—	—	7 718
Other non-current liabilities	—	—	—	—	—	96
Trade and other payables	—	—	—	—	—	970

37	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ gold hedging contracts	—	—	1	—	—	—
- Foreign exchange contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ gold hedging contracts	—	—	4	—	—	—
- US$ silver contracts	—	—	—	—	—	—
- Foreign exchange contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ gold hedging contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	—	—	—
- US$ gold hedging contracts	—	—	41	—	—	—
- US$ silver contracts	—	—	—	2	—	—
- Foreign exchange contracts	—	—	—	2	—	—
- Rand gold derivative contracts	—	—	—	61	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2020

Financial assets

Restricted cash	169	—	—	—	—	—
Restricted investments	2 698	—	—	—	837	—
Other non-current assets	5	77	—	—	306	—
Non-current derivative financial instruments	—	—	15	35	—	—
- Rand gold hedging contracts	—	—	10	—	—	—
- US$ gold hedging contracts	—	—	5	—	—	—
- US$ silver contracts	—	—	—	5	—	—
- Foreign exchange contracts	—	—	—	30	—	—
- Rand gold derivative contracts	—	—	—	—	—	—
Current derivative financial instruments	—	—	12	6	—	—
- Rand gold hedging contracts	—	—	9	—	—	—
- US$ gold hedging contracts	—	—	3	—	—	—
- US$ silver contracts	—	—	—	6	—	—
Trade and other receivables	804	—	—	—	—	—
Cash and cash equivalents	6 357	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	813	66	—	—
- Rand gold hedging contracts	—	—	717	—	—	—
- US$ gold hedging contracts	—	—	96	—	—	—
- US$ silver contracts	—	—	—	1	—	—
- Foreign exchange contracts	—	—	—	65	—	—
Current derivative financial instruments	—	—	3 169	955	—	—
- Rand gold hedging contracts	—	—	2 909	—	—	—
- US$ gold hedging contracts			260	—	—	—
- US$ silver contracts	—	—	—	3	—	—
- Foreign exchange contracts	—	—	—	695	—	—
- Rand gold derivative contracts	—	—	—	257	—	—
Borrowings	—	—	—	—	—	7 718
Other non-current liabilities	—	—	—	—	—	96
Trade and other payables	—	—	—	—	—	970

37	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ gold hedging contracts	—	—	1	—	—	—
- Foreign exchange contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ gold hedging contracts	—	—	4	—	—	—
- US$ silver contracts	—	—	—	—	—	—
- Foreign exchange contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ gold hedging contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	—	—	—
- US$ gold hedging contracts	—	—	41	—	—	—
- US$ silver contracts	—	—	—	2	—	—
- Foreign exchange contracts	—	—	—	2	—	—
- Rand gold derivative contracts	—	—	—	61	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities for a 10% change in the exchange rate that would affect profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the volatility in the market. The analysis has been performed on the same basis for 2019.

	SA Rand
Figures in million	2020	2019

Sensitivity analysis - borrowings

Rand against US$

Balance at 30 June	5 990	4 143
Strengthen by 10%	599	414
Weaken by 10%	(599)	(414)

Closing rate	17.32	14.13

US$ against Kina

Balance at 30 June	237	283
Strengthen by 10%	21	26
Weaken by 10%	(27)	(31)

Closing rate	0.29	0.30

37	FINANCIAL RISK MANAGEMENT continued

MARKET RISK continued

Foreign exchange risk continued

	SA Rand
Figures in million	2020	2019

Sensitivity analysis - financial instruments

Rand against US$

Balance at 30 June	(731)	454
Strengthen by 10%	954	567
Weaken by 10%	(1 106)	(1 511)

Closing rate	17.32	14.13

US$ against AUD

Balance at 30 June	339	—
Strengthen by 10%	31	—
Weaken by 10%	(38)	—

Closing rate	0.69	0.70

US$ against Kina

Balance at 30 June	—	211
Strengthen by 10%	—	19
Weaken by 10%	—	(23)

Closing rate	0.29	0.30
The group has reviewed its exposure to commodity linked instruments and has identified the following sensitivities for a 10% change in the commodity price specified per contract that would affect other comprehensive income and profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the recent volatility in the market. The analysis has been performed on the same basis for 2019.

	SA Rand
Figures in million	2020	2019

Sensitivity analysis

Rand gold derivatives

Profit or loss
Increase by 10%	(91)	(76)
Decrease by 10%	102	79

Other comprehensive income
Increase by 10%	(1 279)	(1 162)
Decrease by 10%	1 433	1 174

US$ gold derivatives

Profit or loss
Increase by 10%	—	(20)
Decrease by 10%	—	20

Other comprehensive income
Increase by 10%	(258)	(110)
Decrease by 10%	279	113

US$ silver derivatives

Profit or loss
Increase by 10%	(40)	—
Decrease by 10%	41	4

A change of 100 basis points in interest rates at the reporting date would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables remain constant. The analysis has been performed on the same basis for 2019.

	SA Rand
Figures in million	2020	2019

Sensitivity analysis - borrowings (finance costs)

Increase by 100 basis points	(77)	(59)
Decrease by 100 basis points	77	59

Sensitivity analysis - financial assets (interest received)

Increase by 100 basis points (a)	58	44
Decrease by 100 basis points (a)	(58)	(44)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (Source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2020	2019

Cash and cash equivalents

AA	—	671
AA-	6 357	322

	6 357	993

Restricted cash

AA	—	109
AA-	169	27

	169	136

Restricted investments (environmental trusts)

AA	—	3 273
AA-	3 513	—

	3 513	3 273

Derivative financial assets

AA	10	393
AA-	41	69
A+	15	44

	66	506

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	Current	More than 1 year

2020

Other non-current liabilities	—	101
Trade and other payables (excluding non-financial liabilities)	969	—
Derivative financial liabilities	4 238	962
Borrowings
Due between 0 to six months	257	—
Due between six to 12 months	399	—
Due between one to two years	—	779
Due between two to four years	—	7 536

	5 863	9 378

37	FINANCIAL RISK MANAGEMENT continued

LIQUIDITY RISK continued

	SA Rand
Figures in million	Current	More than 1 year

2019

Other non-current liabilities	—	2
Trade and other payables (excluding non-financial liabilities)	930	—
Derivative financial liabilities	280	194
Borrowings
Due between 0 to six months	242	—
Due between six to 12 months	241	—
Due between one to two years	—	4 578
Due between two to four years	—	1 624

	1 693	6 398

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	Current	More than 1 year

2020

Other non-current liabilities	—	101
Trade and other payables (excluding non-financial liabilities)	969	—
Derivative financial liabilities	4 238	962
Borrowings
Due between 0 to six months	257	—
Due between six to 12 months	399	—
Due between one to two years	—	779
Due between two to four years	—	7 536

	5 863	9 378

37	FINANCIAL RISK MANAGEMENT continued

LIQUIDITY RISK continued

	SA Rand
Figures in million	Current	More than 1 year

2019

Other non-current liabilities	—	2
Trade and other payables (excluding non-financial liabilities)	930	—
Derivative financial liabilities	280	194
Borrowings
Due between 0 to six months	242	—
Due between six to 12 months	241	—
Due between one to two years	—	4 578
Due between two to four years	—	1 624

	1 693	6 398

Disclosure of Net Debt	Net debt is as follows:

	SA Rand
Figures in million	2020	2019

Cash and cash equivalents	6 357	993
Borrowings	(7 718)	(5 915)

Net debt	(1 361)	(4 922)

Schedule of Financial Assets Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2020		At 30 June 2019

	Level 2	Level 3	Level 2	Level 3

Fair value through other comprehensive income
Other non-current assets (a)	—	77	—	59
Fair value through profit or loss
Restricted investments (b)	837	—	1 256	—
Derivative financial assets (c)	68	—	506	—
Derivative financial liabilities (c)	(5 003)	—	(422)	—
Loan to ARM BBEE Trust (d)	—	306	—	271

(a)
The increase in level 3 fair value measurement relates to the equity investment in Rand Mutual Assurance previously carried at cost. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment as at 30 June 2020. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)
The majority of the balance is directly derived from the Top 40 index on the JSE, and is discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are carried at amortised cost and therefore not disclosed here.

(c)	The mark-to market remeasurement of the derivative contracts was determined as follows:

•
Foreign exchange contracts comprise of zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at market interest rate (zero-coupon interest rate curve).

•
Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.

•	US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.

•
Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

(d)
The increase in level 3 fair value measurement relates to the ARM BBEE loan that was carried at amortised cost prior to 1 July 2018. Refer to note 17. The fair value was calculated using a discounted cash flow model taking into account projected interest payments and the projected share price for African Rainbow Minerals Limited (ARM) on the expected repayment date. A 10% change in the discount rate of 9.8% would not cause a material change to the fair value of the loan. The fair value of the loan balance is limited to the sum of the capital amounts plus cumulative interest not paid, being R316 million.

Schedule of Financial Liabilities Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2020		At 30 June 2019

	Level 2	Level 3	Level 2	Level 3

Fair value through other comprehensive income
Other non-current assets (a)	—	77	—	59
Fair value through profit or loss
Restricted investments (b)	837	—	1 256	—
Derivative financial assets (c)	68	—	506	—
Derivative financial liabilities (c)	(5 003)	—	(422)	—
Loan to ARM BBEE Trust (d)	—	306	—	271

(a)
The increase in level 3 fair value measurement relates to the equity investment in Rand Mutual Assurance previously carried at cost. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment as at 30 June 2020. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)
The majority of the balance is directly derived from the Top 40 index on the JSE, and is discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are carried at amortised cost and therefore not disclosed here.

(c)	The mark-to market remeasurement of the derivative contracts was determined as follows:

•
Foreign exchange contracts comprise of zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at market interest rate (zero-coupon interest rate curve).

•
Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.

•	US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.

•
Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

(d)
The increase in level 3 fair value measurement relates to the ARM BBEE loan that was carried at amortised cost prior to 1 July 2018. Refer to note 17. The fair value was calculated using a discounted cash flow model taking into account projected interest payments and the projected share price for African Rainbow Minerals Limited (ARM) on the expected repayment date. A 10% change in the discount rate of 9.8% would not cause a material change to the fair value of the loan. The fair value of the loan balance is limited to the sum of the capital amounts plus cumulative interest not paid, being R316 million.